Selling and Distribution Expenses - Schedule of Selling and Distribution Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Distribution Expenses [Abstract]
Personnel expenses, note 20(b)	S/ 49,030	S/ 43,700	S/ 41,642
Third-party services	18,623	19,705	15,720
Advertising and promotion	15,590	9,140	7,548
Depreciation	5,715	5,953	2,744
Allowance for expected credit losses, note 7(e)	3,467	2,751	1,707
Other	360	161	208
Total selling and distribution expenses	S/ 92,785	S/ 81,410	S/ 69,569